PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

8.PROPERTY, PLANT AND EQUIPMENT

As of December 31, 2022 and 2021, property, plant and equipment consist of the following:

	2022	2021

Land	$70,888,383	$70,782,068
Buildings	140,042,534	108,024,254
Furniture and Fixtures	471,696	316,395
Leasehold Improvements	10,927,265	8,412,489
Equipment and Software	8,050,827	5,712,519
Construction in Progress	6,447,286	11,867,167

Total Property, Plant and Equipment	236,827,991	205,114,892
Less Accumulated Depreciation and Amortization	(20,397,067)	(9,316,368)
Property, Plant and Equipment, Net	$216,430,924	$195,798,524

During the years ended December 31, 2022 and 2021, the Company recorded depreciation expense of $11,323,468 and $4,597,229, respectively. The amount of depreciation recognized for finance leases during the years ended December 31, 2022 and 2021 was $15,051 and nil, respectively, see “Note 16 – Leases” for further information.  Additionally, during the years ended December 31, 2022 and 2021, the Company capitalized interest to property and equipment of $1,043,392 and nil, respectively.

During the year ended December 31, 2021, the Company entered into a third amendment to its acquisition agreement (the “Camarillo Acquisition Agreement”) regarding the purchase of certain real property in Camarillo, California. The purchase price was amended to $93,000,000, payable in cash. The Company further entered into a fourth amendment to the Camarillo Acquisition Agreement in which certain fixed assets in the amount of $110,000 were added to the net assets acquired and consideration to be credited to the sellers at closing. In addition, the parties agreed to afford the sellers more time to obtain terminations to UCC-1 financing statements with respect to certain personal property conveyed as part of the asset acquisition. The Company paid the total cash purchase price upon closing on September 14, 2021 (the “Camarillo Closing Date”). The asset acquisition was accounted for in accordance with ASC 805-50, “Acquisition of Assets Rather than a Business”. As consideration for the assignment of the option rights to purchase certain real property in conjunction with the Camarillo Acquisition Agreement (the “Option Right”), the Company issued 6,500,000 Equity Shares to the original option holder with an aggregate value of $29,250,000 on the Camarillo Closing Date. In addition to the Equity Shares issued for the Option Right on the Camarillo Closing Date, the Company is obligated to issue up to an additional 3,500,000 Equity Shares to the original option holder as a contingent payment, and a potential earnout fee of up to $75,000,000 payable to the original option holder in Equity Shares, if certain conditions and financial metrics are met, see “Note 15 – Contingent Shares and Earnout Liabilities” for further information.

The following is a summary of the total consideration paid in the above transaction:

Cash Payments	$93,000,000
Survey and Other Fees	262,875
Shares Issued for the Purchase of Real Property	29,250,000
Fair Value of Contingent Consideration	14,973,000
Fair Value of Earnout Payments	19,847,000
Total Consideration in the Camarillo Transaction	$157,332,875